FINANCIAL INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Notional value of forward contracts	$ 18,830	$ 19,860
Net asset (liability)	$ 827	228
Sensitivity analysis variance, percentage	10.00%
Effect of variance on net income	$ 985	41
CAD [Member]
Disclosure of detailed information about financial instruments [line items]
Realized foreign exchange gain (loss) reclassified to employment costs	$ (384)	$ (550)